					        File Number: 33-84546
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                                    June 1, 2018


                           PIONEER FUND VCT PORTFOLIO


             SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED MAY 1, 2017


PORTFOLIO SUMMARY
Effective July 1, 2018, the following supplements the corresponding information under the headings "Principal investment strategies" and "Principal risks of investing in the portfolio" in the section entitled "Portfolio summary":


PRINCIPAL INVESTMENT STRATEGIES
The portfolio invests in a broad group of carefully selected securities that the portfolio's adviser believes are reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests predominantly in equity securities. For purposes of the portfolio's investment policies, equity securities include common stocks and other equity instruments, such as funds that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), depositary receipts, warrants, rights and preferred stocks.

The portfolio primarily invests in securities of U.S. issuers. The portfolio may invest up to 15% of its total assets in securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets in the securities of emerging markets issuers. The portfolio does not count securities of Canadian issuers against the limit on investment in securities of non-U.S. issuers.

The portfolio may invest up to 15% of its net assets in REITs.

The portfolio may invest in initial public offerings of equity securities. The portfolio may invest in debt securities. The portfolio invests in debt securities when the adviser believes they are consistent with the portfolio's investment objectives of reasonable income and capital growth, to diversify the portfolio's portfolio or for greater liquidity. The portfolio may invest up to 5% of its net assets in below investment grade debt securities (known as "junk bonds"), including below investment grade convertible debt securities.

Amundi Pioneer Asset Management, Inc. (Amundi Pioneer), the portfolio's investment adviser, uses a value approach to select the portfolio's investments to buy and sell. Using this investment style and considering the ESG standards described below, Amundi Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. Amundi Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Amundi Pioneer employs fundamental research and an evaluation of the issuer based on its financial statements and operations. Amundi Pioneer also considers a security's potential to provide a reasonable amount of income. Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. Amundi Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Amundi Pioneer looks for in selecting investments include:
o Favorable expected returns relative to perceived risk
o Above average potential for earnings and revenue growth
o Low market valuations relative to earnings forecast, book value, cash flow and sales
o A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale
o Sustainable business practices, including through environmental, social and/or corporate governance (ESG) policies, practices or outcomes

Amundi Pioneer integrates ESG analysis into its investment process by focusing on companies with sustainable business models and evaluating ESG-related risks as part of our research recommendations. Environmental assessment categories typically include climate change, natural resource use, waste management and environmental opportunities. Social assessment categories typically include human capital, product safety and social opportunities. Governance assessment categories typically include corporate governance, business ethics and government and public policy. ESG related concerns in one area might not automatically eliminate an issuer from being an eligible investment for the portfolio. In making ESG evaluations, Amundi Pioneer may consider whether an issuer's ESG policies or practices are improving.

In addition, the portfolio generally excludes corporate issuers that do not meet or exceed minimum ESG standards, based on a system that uses ESG ratings provided by third parties or internal sources. When using ESG ratings to exclude corporate issuers and evaluating ESG issues generally, Amundi Pioneer considers ratings in the context of an issuer's respective sector or industry. The portfolio generally will not invest in companies significantly involved in certain business activities, including but not limited to, the production of alcohol, tobacco products and certain controversial military weapons, and the operation of coal mines and gambling casinos and other gaming businesses.

The portfolio's investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise in this prospectus or in the statement of additional information.


PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

ESG RISK. The portfolio generally excludes corporate issuers that do not meet or exceed minimum ESG standards. Excluding specific issuers limits the universe of investments available to the portfolio as compared with other portfolios that do not apply minimum ESG standards, which may mean forgoing some investment opportunities available to portfolios without similar ESG standards. However, the strategy of seeking to identify companies with sustainable business models is believed to provide potential return and risk benefits, including the selection of issuers with fewer ESG-related risks. Further, in implementing its ESG approach, Amundi Pioneer focuses on investment considerations that relate to potential return and risk, without sacrificing these considerations for non-economic purposes.


















                                                                   31056-00-0618
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                    June 1, 2018


                           PIONEER FUND VCT PORTFOLIO


                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2018


PRINCIPAL INVESTMENT STRATEGIES
Effective July 1, 2018, the following supplements the corresponding information in the sections entitled "Portfolio summary," "More on the portfolio's investment objectives and strategies" and "More on the risks of investing in the portfolio":


PRINCIPAL INVESTMENT STRATEGIES
The portfolio invests in a broad group of carefully selected securities that the portfolio's adviser believes are reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests predominantly in equity securities. For purposes of the portfolio's investment policies, equity securities include common stocks and other equity instruments, such as funds that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), depositary receipts, warrants, rights and preferred stocks.

The portfolio primarily invests in securities of U.S. issuers. The portfolio may invest up to 15% of its total assets in securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets in the securities of emerging markets issuers. The portfolio does not count securities of Canadian issuers against the limit on investment in securities of non-U.S. issuers.

The portfolio may invest up to 15% of its net assets in REITs.

The portfolio may invest in initial public offerings of equity securities. The portfolio may invest in debt securities. The portfolio invests in debt securities when the adviser believes they are consistent with the portfolio's investment objectives of reasonable income and capital growth, to diversify the portfolio's portfolio or for greater liquidity. The portfolio may invest up to 5% of its net assets in below investment grade debt securities (known as "junk bonds"), including below investment grade convertible debt securities.

Amundi Pioneer Asset Management, Inc. (Amundi Pioneer), the portfolio's investment adviser, uses a value approach to select the portfolio's investments to buy and sell. Using this investment style and considering the ESG standards described below, Amundi Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. Amundi Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Amundi Pioneer employs fundamental research and an evaluation of the issuer based on its financial statements and operations. Amundi Pioneer also considers a security's potential to provide a reasonable amount of income. Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. Amundi Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Amundi Pioneer looks for in selecting investments include:
o Favorable expected returns relative to perceived risk
o Above average potential for earnings and revenue growth
o Low market valuations relative to earnings forecast, book value, cash flow and sales
o A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale
o Sustainable business practices, including through environmental, social and/or corporate governance (ESG) policies, practices or outcomes

Amundi Pioneer integrates ESG analysis into its investment process by focusing on companies with sustainable business models and evaluating ESG-related risks as part of our research recommendations. Environmental assessment categories typically include climate change, natural resource use, waste management and environmental opportunities. Social assessment categories typically include human capital, product safety and social opportunities. Governance assessment categories typically include corporate governance, business ethics and government and public policy. ESG related concerns in one area might not automatically eliminate an issuer from being an eligible investment for the portfolio. In making ESG evaluations, Amundi Pioneer may consider whether an issuer's ESG policies or practices are improving.

In addition, the portfolio generally excludes corporate issuers that do not meet or exceed minimum ESG standards, based on a system that uses ESG ratings provided by third parties or internal sources. When using ESG ratings to exclude corporate issuers and evaluating ESG issues generally, Amundi Pioneer considers ratings in the context of an issuer's respective sector or industry. The portfolio generally will not invest in companies significantly involved in certain business activities, including but not limited to, the production of alcohol, tobacco products and certain controversial military weapons, and the operation of coal mines and gambling casinos and other gaming businesses.

The portfolio's investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise in this prospectus or in the statement of additional information.


PRINCIPAL INVESTMENT RISKS

ESG RISK. The portfolio generally excludes corporate issuers that do not meet or exceed minimum ESG standards. Excluding specific issuers limits the universe of investments available to the portfolio as compared with other portfolios that do not apply minimum ESG standards, which may mean forgoing some investment opportunities available to portfolios without similar ESG standards. However, the strategy of seeking to identify companies with sustainable business models is believed to provide potential return and risk benefits, including the selection of issuers with fewer ESG-related risks. Further, in implementing its ESG approach, Amundi Pioneer focuses on investment considerations that relate to potential return and risk, without sacrificing these considerations for non-economic purposes.

















                                                                   31057-00-0618
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC